Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan accounts for its financial assets and liabilities in accordance with Accounting Standards Codification (“ASC”) 820, which are carried at fair value on a recurring basis in the financial statements. ASC 820 establishes a fair value hierarchy that requires assets and liabilities measured at fair value to be categorized into one of the three levels based on the priority of inputs used in the valuation. Assets and liabilities are classified in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

•Level 1: Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date;

•Level 2: Inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•Level 3: Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

Valuation Methodologies for Investments at Fair Value

Mutual Funds and Money Market Funds
Mutual funds and money market funds are valued at the net asset value (“NAV”) reported in the active market where the fund is traded on a daily basis.

LNC Common Stock
LNC common stock is valued at the closing price on the last business day of the Plan year on the active market on which the individual security is traded.

Brokerage Account
The brokerage account consists primarily of mutual funds, common stock, and money market funds, which are valued similar to the respective valuation methodologies as disclosed above.

Collective Investment Trusts
Collective investment trusts’ fair values are determined by the administrator of the trust using the NAV as a practical expedient. There are currently no redemption restrictions on the collective investment trusts. The NAV is based on the value of the underlying assets owned by the trust, minus its liabilities and then divided by the number of shares outstanding. The NAV is quoted on a private market that is not active; however, the unit price of the underlying investments is traded on an active market. There are no unfunded commitments and the collective investment trusts can be redeemed daily.

The Plan did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2025 and 2024. There were no transfers into or out of Level 3 for the years ended December 31, 2025 and 2024.

The valuation methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial investments could result in a different fair value measurement at the reporting date. There have been no changes in valuation methodologies during the years ended December 31, 2025 and 2024.
The following summarizes investment information measured at fair value on a recurring basis by the fair value hierarchy levels as described above:

	As of December 31, 2025
	Quoted Prices in	Significant
	Active Markets for	Observable
	Identical Assets	Inputs
	(Level 1)	(Level 2)	Total

Mutual funds	$92,180,568	$–	$92,180,568
Money market funds	4,461,148	–	4,461,148
LNC common stock	140,687,355	–	140,687,355
Brokerage account	215,965,436	2,427,593	218,393,029
Total investments measured at fair value	$453,294,507	$2,427,593	455,722,100
Collective investment trusts at NAV *			2,980,721,081
Total investments, at fair value			$3,436,443,181

	As of December 31, 2024
	Quoted Prices in	Significant
	Active Markets for	Observable
	Identical Assets	Inputs
	(Level 1)	(Level 2)	Total

Mutual funds	$92,250,726	$–	$92,250,726
Money market funds	3,304,562	–	3,304,562
LNC common stock	113,237,840	–	113,237,840
Brokerage account	178,654,373	7,190,718	185,845,091
Total investments measured at fair value	$387,447,501	$7,190,718	394,638,219
Collective investment trusts at NAV *			2,620,601,006
Total investments, at fair value			$3,015,239,225

*	In accordance with Subtopic 820-10, certain investments that were measured at net value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the line item presented in the Statements of Net Assets Available for Benefits.